Loan receivable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jul. 23, 2020
Loans And Leases Receivable Disclosure [Line Items]
Loan receivable	$ 0	$ 646,000
Anze | Maximum
Loans And Leases Receivable Disclosure [Line Items]
Payment committed			$ 30,000,000
Anze | Maximum | Equity Interest
Loans And Leases Receivable Disclosure [Line Items]
Payment committed			15,000,000
Anze | Maximum | Zero Coupon Convertible Notes
Loans And Leases Receivable Disclosure [Line Items]
Payment committed			$ 15,000,000